Summary of Significant Accounting Policies (Details Narrative)	2 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	Feb. 28, 2022 USD ($)	Apr. 04, 2024	May 31, 2025	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Aug. 31, 2014 shares
Outstanding EUA's receivables				$ 34,665,000	$ 9,190,000
Outstanding Fuel EU's receivables				10,531,000	0
Allowances of doubtful accounts				0	0
Capitalized interest				$ 0	0	$ 0
Property, Plant and Equipment, Useful Life				30 years
Estimated residual scrap value of vessels per lightweight ton (LWT)				$ 400
Transfer of Disposal Group Asset is Expected to Qualify for Recognition, Completion of Sale Period				1 year
Future charter rate assumptions				The Company uses a number of assumptions in projecting its undiscounted net operating cash flows analysis including, among others, (i) revenue assumptions for charter rates on expiry of existing charters, which are based on forecast charter rates, where relevant, in the four years from the date of the impairment test and a reversion to the historical mean of time charter rates for each vessel thereafter (ii) off-hire days, which are based on actual off-hire statistics for the Company’s fleet (iii) operating costs, based on current levels escalated over time based on long term trends (iv) dry docking frequency, duration and cost (v) estimated useful life, which is assessed as a total of 30 years from original delivery by the shipyard and (vi) scrap values.
Tangible Asset Impairment Charges				$ 0	0	$ 18,830,000
Property, Plant and Equipment, Net				1,962,888,000	1,884,640,000
Prepaid Expense and Other Assets, Current				33,623,000	31,949,000
Other Assets, Noncurrent				10,830,000	20,155,000
Deferred Revenue, Current				48,885,000	44,742,000
Deferred Revenue, Noncurrent				$ 121,707,000	$ 57,551,000
Number of banks holding deposits				8	8
Number of Reportable Segments				1
Derivative, Description of Hedged Item				the Company has designated only a portion of its outstanding debt (initially, $253,946) as the hedged item, and any interest payments beyond the notional amount of the interest rate cap in any given period are not designated as being hedged
Interest Rate Description						1-month Compounded SOFR
Basis Spread on Variable Rate						0.64%
Unrealized gain on the interest rate caps				$ 0	$ 877,000	$ 214,000
Interest Rate Caps [Member]
Derivative, Notional Amount	$ 507,891,000						$ 484,106,000
Number of interest rate caps	2
Derivative, Cap Interest Rate	0.75%						0.75%
Derivative, Maturity Date	fourth quarter 2026
Second interest rate cap | Two USD one-month Libor interest rate caps [Member]
Derivative, Loss on Derivative				$ 4,952,000	5,170,000	5,372,000
FX Option [Member]
Description of Foreign Currency Derivative Activities		the Company entered into a foreign exchange option strip (“FX option”) to purchase €3,000, with monthly settlements, starting April 11, 2024, and ended March 13, 2025. The strike price was EURUSD 1.10
UNITED KINGDOM
Number of subsidiaries				1
Prepaid Expenses and Other Current Assets [Member]
Prepaid Expense and Other Assets, Current				$ 12,643,000	9,657,000	9,027,000
Other Noncurrent Assets [Member]
Other Assets, Noncurrent				10,344,000	19,670,000	15,139,000
Current Portion Of Deferred Revenue [Member]
Deferred Revenue, Current				8,624,000	5,310,000	113,000
Deferred Revenue Net Of Current Portion [Member]
Deferred Revenue, Noncurrent				3,797,000	9,438,000	651,000
Charters Revenues [Member]
Charter revenue				$ 4,012,000	$ 8,823,000	4,025,000
Series B Preferred Stock [Member]
Preferred Stock, Shares Issued | shares				43,592	43,592			14,000
Preferred Stock, Dividend Rate, Percentage				8.75%
Tasman Marine LLC [Member]
Proceeds from Sale of Property, Plant, and Equipment				$ 31,500,000
Date of Vessel sale			March 10, 2025
Two Vessel Group [Member]
Tangible Asset Impairment Charges						18,830,000
Property, Plant and Equipment, Net						43,830,000
Property, Plant, and Equipment, Fair Value Disclosure						$ 25,000,000